Cover	Apr. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of MoonLake Immunotherapeutics, a Cayman Islands exempted company (formerly known as Helix Acquisition Corp.) (prior to the Closing Date, “Helix” and after the Closing Date, “MoonLake”), filed on April 11, 2022 (the “Original Report”), in which the Company (as defined below) reported, among other events, the closing of the Business Combination (as defined in the Original Report) on April 5, 2022 (the “Closing Date”). In connection with the closing of the Business Combination, the registrant changed its name from Helix Acquisition Corp. to MoonLake Immunotherapeutics. Unless the context otherwise requires, “MoonLake,” “we,” “us,” “our,” and the “Company” refer to the combined company following the Business Combination, together with its subsidiaries, “Helix” refers to the registrant prior to the closing of the Business Combination and “MoonLake AG” refers to MoonLake Immunotherapeutics AG, a Swiss stock corporation (Aktiengesellschaft) registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536, together with its subsidiaries, prior to the Business Combination. This Amendment No. 1 includes (i) the unaudited condensed consolidated financial statements of MoonLake AG as of and for the three months ended March 31, 2022, (ii) MoonLake AG’s Management’s Discussion and Analysis of Financial Condition and Results of Operations for the three months ended March 31, 2022, and (iii) the unaudited pro forma condensed combined balance sheet as of March 31, 2022 and the unaudited pro forma condensed combined statement of operations for the three months ended March 31, 2022 and the year ended December 31, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including MoonLake AG, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Apr. 05, 2022
Entity File Number	001-39630
Entity Registrant Name	MOONLAKE IMMUNOTHERAPEUTICS
Entity Central Index Key	0001821586
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Dorfstrasse 29
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
City Area Code	41
Local Phone Number	415108022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	MLTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false